Income Taxes - Summary of Reconciliations of Income Tax Expenses (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 $ / shares
Income Tax Disclosure [Abstract]
Loss before income tax expense	¥ (313,762)	$ (49,236)	¥ (91,835)		¥ (47,240)
PRC statutory tax rate	25.00%	25.00%	25.00%		25.00%
Income tax benefits at PRC statutory tax rate of 25%	¥ (78,440)	$ (12,309)	¥ (22,959)		¥ (11,810)
Effect of different tax rates in different jurisdictions	31,370	4,923	14,347		4,430
Non-deductible expenses	5,455	856	1,195		736
Additional deduction for qualified R&D expenses	(24,197)	(3,797)	(13,646)		(9,317)
Effect on adoption of preferential tax rate	22	3	(12)		(541)
Changes in tax rate in measurement of deferred tax	0	0	3,345		0
Statutory expense	2,636	414	(1,855)		(4,545)
Others	134	21	133		(36)
Change in valuation allowance	63,154	9,910	19,658		21,837
Total income tax expenses	¥ 134	$ 21	¥ 206		¥ 754
Effect of preferential tax rate inside the PRC on basic and dilutive loss per share		$ 0		$ 0		$ 0